TERM LOAN AND CONVERTIBLE PROMISSORY NOTES (Details)	Jun. 30, 2019 Number $ / shares	Jun. 21, 2019 Number $ / shares	Jun. 01, 2019 $ / shares	Jan. 02, 2019 $ / shares	May 01, 2018 $ / shares
Stock Price | $ / shares	$ 0.041	$ 0.041	$ 0.075	$ 0.045	$ 0.065
Debt term	11 months 23 days	1 year
Fixed Exercise Price [Member]
Debt, measurement input	0.050	0.050
Price Volatility [Member]
Debt, measurement input	0.0150	0.0148
Risk Free Interest Rate [Member]
Debt, measurement input	0.0192	0.0195